Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note 11

Discontinued Operations

In accordance with Accounting Standards Codification Topic 205-20, Presentation of Financial Statements – Discontinued Operations (“Topic 205-20”), the results of operations for properties designated as held-for-sale are classified as discontinued operations for all periods presented. Properties classified as real estate held for sale generally represent hotels that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. The application of Topic 205-20 does not have an impact on net income. The application of Topic 205-20 results in the reclassification of the operating results of all properties classified as held for sale through June 30, 2013, within the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, and the reclassification of the assets and liabilities within the consolidated balance sheets as of December 31, 2012.

In January 2013, the Company committed to sell three properties, the Fairfield Inns in Dothan, Alabama, Columbus, Georgia, and Tallahassee, Florida, and began the process of marketing efforts. As a result, the operating results of these properties have been reclassified to “Income from discontinued operations” in the Company’s consolidated statements of operations and the assets and liabilities of these properties have been reclassified to “Hotels held for sale” in the Company’s consolidated balance sheet as of December 31, 2012.

The following table sets forth the components of income (loss) from discontinued operations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010

Total revenue	$3,899	$4,497	$4,379
Hotel operating expenses	2,720	2,916	2,786
Property taxes, insurance and other	187	233	226
Depreciation expense	635	627	571
Interest expense, net	138	193	199
Loss on impairment of hotels held for sale	6,640	0	0
Income (loss) from discontinued operations	$(6,421)	$528	$597